Variable Interest Entities ("VIE") - Financial Information (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Variable Interest Entity [Line Items]
Current assets	$ 961,204		$ 537,793
Current liabilities	(1,556,049)		(1,180,206)
Liquefaction services revenue	230,114	$ 224,801
Net debt repayments	(102,972)	(511,792)
Capitalized financing costs	(3,776)	(4,252)
Net debt receipts	121,363	511,375
Proceeds from subscription of equity interest	12,812	0
Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Net debt repayments	(93,853)	(317,039)
Capitalized financing costs	(350)	(1,356)
Net debt receipts	11,363	416,375
Hilli | Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Current assets	64,814		65,629
Non-current assets	1,259,985		1,203,805
Current liabilities	(433,953)		(447,701)
Non-current liabilities	(308,141)		(345,058)
Realized and unrealized gain/(loss) on oil derivative instrument	84,165	(37,081)
Net debt repayments	(49,704)	(266,822)
Net debt receipts	1,513	222,779
Golar Gimi | Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Current assets	3,509		15,505
Non-current assets	831,456		658,247
Current liabilities	(23,208)		(33,844)
Non-current liabilities	(388,403)		$ (277,932)
Additions to asset under development	168,392	110,173
Capitalized financing costs	(3,259)	(3,304)
Net debt receipts	110,000	95,000
Proceeds from subscription of equity interest	12,812	0
Liquefaction services revenue
Variable Interest Entity [Line Items]
Liquefaction services revenue	110,134	109,048
Liquefaction services revenue | Hilli | Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Liquefaction services revenue	$ 110,134	$ 109,048